IMPAIRMENT - Impairment of PP&E - Impairment Expense (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 CAD ($)
Impairment
Impairment of PP&E	$ 994,776
Canada
Impairment
Impairment of PP&E	134,349
U.S.
Impairment
Impairment of PP&E	$ 860,427